INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Gross operating loss carry forward	$ 27,672,692	$ 21,403,666
Increase in tax asset valuation allowance	1,524,717
Potential tax benefit arising from net operating loss carryforward	$ 4,357,876
Operating loss carry forward expiration date	Dec. 31, 2037
Potential tax benefit arising from net operating loss carryforward within annual usage limitations	$ 2,409,245